UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2011

Date of reporting period:	JUNE 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Reports to Stockholders.

June 30, 2011
Special Situations Fund III, L.P.	Second Quarter Report - Liquidation Basis

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

INDEX TO THE SECOND QUARTER REPORT – LIQUIDATION BASIS

JUNE 30, 2011
_________________________________________________________________________________

                                                                                                                                                                                            PAGE

Statement of Financial Condition – Liquidation Basis                                                                                                 1

Statement of Operations – Liquidation Basis                                                                                                                2

Statements of Changes in Partners’ Capital – Liquidation Basis                                                                                3

Statement of Cash Flows – Liquidation Basis                                                                                                               4

Notes to the Financial Statements – Liquidation Basis                                                                                                5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION - LIQUIDATION BASIS

JUNE 30, 2011

ASSETS	$-

Total Assets	$-

LIABILITIES AND PARTNERS' CAPITAL

Liabilities	$-

Total Liabilities	-

Partners' Capital

Limited Partners	-
Corporate General Partner	-
Individual General Partners	-

Total Partners' Capital	-

Total Liabilities and Partners' Capital	$-

See the accompanying Notes to the Financial Statements.

1

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS - LIQUIDATION BASIS

FOR THE SIX MONTHS ENDED JUNE 30, 2011

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	$148,326
Net change in unrealized depreciation	(210,695)
Net Realized and Unrealized Loss on Investments		$(62,369)

INVESTMENT INCOME (LOSS)
Investment Income
Interest	11,069
Total Investment Income	11,069

Operating Expenses
Administrator's fee	3,826
Professional fees	24,640
Independent General Partners' fees	10,000
Custody fee and other	637
Total Operating Expenses	39,103

Net Investment Loss		(28,034)

NET LOSS		$(90,403)

See the accompanying Notes to the Financial Statements.

2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2010:

BALANCE,
DECEMBER 31, 2009		$1,481,237	$235,184	$20,802	$1,737,223

Allocation of net income		1,348,981	214,168	18,943	1,582,092

Liquidating distributions		(1,875,830)	(297,831)	(26,339)	(2,200,000)

BALANCE,
DECEMBER 31, 2010	$25,000	954,388	151,521	13,406	1,119,315

SIX MONTHS ENDED
JUNE 30, 2011:

Allocation of net loss	$(2,019)	(77,083)	(12,238)	(1,082)	(90,403)

Liquidating distribution		(877,305)	(139,283)	(12,324)	(1,028,912)

BALANCE,
JUNE 30, 2011	$-	$-	$-	$-	$-

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF CASH FLOWS - LIQUIDATION BASIS

FOR THE SIX MONTHS ENDED JUNE 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(90,403)
Adjustments to reconcile net loss to net cash
provided by operating activities:
Proceeds from securities sold	424,132
Net realized gain on investments	(148,326)
Net change in unrealized depreciation	196,883

(Increase) decrease in:
Other receivables	222,413

Increase (decrease) in:
Accrued Independent General Partners' fees	(20,000)
Administrator's fee payable	(1,768)
Accrued professional fees	(45,750)
Net Cash Provided by Operating Activities	537,181

CASH FLOWS FROM FINANCING ACTIVITIES
Liquidating distributions	(1,028,912)
Net Cash Used in Financing Activities	(1,028,912)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(491,731)

CASH AND CASH EQUIVALENTS
Beginning of period	491,731

End of period	$-

Noncash operating activities not included above consist of reinvestment of original issue discount interest ("OID") accreted of $11,047 and stock received in lieu of interest of $2,765 from Verdasys, Inc. Corporate Debt.

See the accompanying Notes to the Financial Statements.

4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 1 -                  GENERAL:

Organization:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994.  The Fund is a closed-end interval fund registered under the Investment Company Act of 1940 (the “1940 Act”).  The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement”).  See Liquidation and Dissolution section below.

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner.”  The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units.  The Fund has five Individual General Partners of which four are independent, as defined in the 1940 Act.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”).  MGP has appointed AWM as agent and nominee, with the rights, power and authority to act on behalf of MGP with respect to the execution of trades and related matters concerning the Fund.  Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a controlling interest in MGP and AWM.

The Fund sought long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

Liquidation and Dissolution:

On March 10, 2008, the Independent General Partners (“IGP’s”) approved the submission to a vote of the partners of a proposal to liquidate and dissolve the Fund (the “Liquidation Proposal”) in order to provide the Limited Partners with the opportunity to determine whether the liquidation of the Fund is a preferable alternative to its continued operation.  The reduced liquidity of the Fund operating under the Safe Harbor Amendments which limited semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increased the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date as well as the increased expense ratio as a result of various costs not decreasing in proportion to the Fund’s size, were an impetus for the Liquidation Proposal.

NOTE 1 -                  GENERAL (CONTINUED):

Liquidation and Dissolution (Continued):

Other considerations included the possibility that sales of the Fund’s securities as part of the liquidation may not result in the Fund receiving the maximum return on these securities due to market conditions at the time of the sales or the constraints imposed by the liquidation.  In order to properly consider all relevant factors in determining whether to vote “For” or “Against” the Liquidation Proposal, MGP and the Individual General Partners resolved to withhold their vote until the Special Meeting of Partners.

On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of the Liquidation Proposal.  Matters discussed included those indicated above as well as the economic and market conditions at the time of the meeting.  The current management will continue to operate the Fund during the liquidation process.  MGP will continue to serve as the Fund’s Investment Adviser, but will not make new investments unless considered necessary to preserve the value of existing investments as well as invest in short-term liquid securities for cash management purposes.

At various times subsequent to the vote to liquidate the Fund, liquidating distributions are made to the partners.  The following table summarizes the liquidating distributions approved and paid as of the dates indicated.

Date of IGP Meeting	Amount of Liquidating Distribution	Date of Payment	Percent of Net Assets at the Time

December 2, 2008	$24,000,000	December 8, 2008	85%
June 2, 2009	$ 2,700,000	June 4, 2009	65%
January 12, 2010	$ 1,300,000	January 15, 2010	75%
October 5, 2010	$ 900,000	October 12, 2010	50%
June 7, 2011	$ 1,028,912	June 27, 2011	100%

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 2 -                  ACCOUNTING POLICIES:

The Fund measures its assets and liabilities at fair value expected in liquidation, presented at net realizable value, and reports changes in estimates when they are known.

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period.  Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.  Securities for which market quotations are not available are recorded at fair value as determined in good faith by the Individual General Partners.  Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined using the specific identification cost method.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances held in a brokerage account.  The Fund considers all money market accounts and all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

The Fund entered into agreements to lend portfolio securities to qualified borrowers in order to earn additional income.  The terms of each lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral.  Gain or loss in the fair value of portfolio securities loaned that may occur during the term of the loan will be attributed to the Fund.  At June 30, 2011, there were no securities loaned.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Accounting standards related to accounting for uncertainty in income taxes, which applies to all entities, including pass through entities such as the Fund, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  It is effective for all fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.  Management has concluded that there is no impact on the Fund’s financial statements as a result of these standards for the open tax years (2007-2010), or expected to be taken in the Fund's 2011 tax returns.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 3 -                  ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

The Agreement provides for allocations of profits and losses at the close of each fiscal period (see Note 4).

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP.  If there is a loss for a fiscal period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 -                  PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested.  In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will generally offer to repurchase 5% of the outstanding Units.  The repurchase request deadline had generally been June 16 and December 17, of each year, but is subject to change based on the Securities and Exchange Commission’s approval of the exemptive request.  In light of the liquidation discussed in Note 1, the Fund’s final offer to repurchase Units was for the period ended June 30, 2008.  Future liquidating distributions will be determined by the Individual General Partners based on relative cash balances.

The Fund has the right to sell additional Units at the beginning of each fiscal period, but as of June 10, 2008 is no longer doing so as it is in the process of liquidating.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 4 -                  PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2009	59.2495	9.4073	0.8321	69.4889
Liquidating distributions	(75.0332)	(11.9132)	(1.0536)	(88.0000)
Semi-annual adjustments of Units	53.9592	8.5667	0.7577	63.2836
Balance, December 31, 2010	38.1755	6.0608	0.5362	44.7725
Liquidating distribution	(35.0922)	(5.5713)	(0.4929)	(41.1564)
Semi-annual adjustment of Units	(3.0833)	(0.4895)	(0.0433)	(3.6161)
Balance, June 30, 2011	0.0000	0.0000	0.0000	0.0000

NOTE 5 -                  PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the six months ended June 30, 2011 aggregated $0 and $424,132, respectively.

NOTE 6 -                  INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

NOTE 7 -                  RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund.  The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $5,000.

NOTE 8 -                  OTHER AGREEMENTS:

The Fund entered into a consulting agreement whereby the consultant will provide management and financial advisory services to companies in which the Fund invests (“covered investments”). As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period.  This agreement was terminated on March 9, 2011 at which time no amounts were due.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 9 -                  FAIR VALUE MEASUREMENTS:

GAAP establishes a framework for measuring fair value and requires disclosures about fair value measurements, including a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels explained below:

Level 1
Quoted prices are available in active markets for identical investments as of the reporting date.  As required by accounting standards the Fund does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and the sale could reasonably impact the quoted price.

Level 2
Pricing inputs are other than quoted market prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies.  It is management’s viewpoint that the quoted market price already incorporates the limited trading volume of the security.  Management will make adjustments to quoted market prices if they believe that the market price does not properly reflect all relevant factors.  Fund management considers aftermarket events in valuing position. If there is a material variance between the last closing price and the aftermarket event, an adjustment to the price will be made and therefore the security will be classified as level 2 or level 3.  Investments which are generally included in this category are equity securities that do not trade in active markets, convertible preferred stocks in public companies, and convertible corporate debt that is above par based on an observable input.

Level 3
Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value required significant management judgment or estimation.  Level 3 investments are subject to valuation procedures that consider the evaluation of financing and sale transactions with third parties, expected cash flows and market-based information, including comparable transactions and performance multiples. Investments that are included in this category generally are interests in corporate private equity, non-convertible preferred stocks, non-convertible corporate debt, non-tradable warrants and non-tradable restricted securities.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 9 -                  FAIR VALUE MEASUREMENTS (CONTINUED):

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity Securities (Common and Preferred Stock)

Investments in securities and securities sold short which are traded on a national securities exchange or listed on NASDAQ are valued at the last reported sales price on the last business day of the reporting period.  Investments in securities and securities sold short for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2 or level 3.

Corporate Debt

The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), and fundamental data relating to the issuer. Although convertible corporate bonds can be categorized in level 2 of the fair value hierarchy if there are observable inputs, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 9 -                  FAIR VALUE MEASUREMENTS (CONTINUED):

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy as described above as of June 30, 2011.

Description	Total	Level 1	Level 2	Level 3
Common Stocks	$ -	$ -	$ -	$ -
Preferred Stocks	-	-	-	-
Corporate Debt	-	-	-	-
Total	$ -	$ -	$ -	$ -

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between levels are recognized at the end of the reporting period.  The Fund had a transfer of $175,543 from level 2 to level 1 fair value measurements during the six months ended June 30, 2011 due to the removal of restrictions on the securities.

The following table discloses a reconciliation of investments at measured fair value on a recurring basis using significant unobservable inputs (level 3) during the six months ended June 30, 2011.

	Total	Common Stocks	Preferred Stocks	Corporate Debt
Beginning Balance, January 1, 2011	$297,146	$ -	$187,375	$109,771
Total gains (losses) included in net loss	(308,193)	(73,181)	(223,965)	(11,047)
Reinvestment of OID Interest	11,047	-	-	11,047
Transfers into (out of) level 3	-	73,181	36,590	(109,771)
Ending Balance, June 30, 2011	$ -	$ -	$ -	$ -

	Total	Common Stocks	Preferred Stocks	Corporate Debt
The amount of gains (losses) included in income attributable to the change in unrealized gains (losses) relating to assets still held at June 30, 2011	$ -	$ -	$ -	$ -

Gains and losses (realized and unrealized), if any, are included in the net realized gain on investments and net change in unrealized depreciation in the Statement of Operations – Liquidation Basis.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 10 -                         FINANCIAL HIGHLIGHTS:

	Six Months Ended June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
Ratio of investment expenses to average net assets1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratio of operating expenses to average net assets2	7.25%	7.39%	4.94%	1.73%	1.33%	1.65%

Ratio of total expenses to average net assets2	7.25%	7.39%	4.94%	1.73%	1.33%	1.65%

Ratio of net income (loss) to average net assets3	(8.38%)	118.35%	18.07%	(29.37%)	(2.52%)	15.21%

Portfolio turnover rate3	3.38%	12.50%	1.34%	35.22%	43.06%	81.20%

1The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments”, as further defined in Note 8 herein.

2For periods less than one year, ratios have been annualized.

3For periods less than one year, ratios have not been annualized.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 11 -                         RETURN ON PARTNER INVESTMENT:

At June 30, 2011, had a $25,000 investment been made at the following dates and no withdrawals were ever taken, the value would be:

Subscription Date	Value	Subscription Date	Value
January 1, 1994	$ 970,974	January 1, 2003	$ 254,311
January 1, 1995	887,675	July 1, 2003	194,612
July 1, 1995	785,998	January 1, 2004	136,348
January 1, 1996	655,479	July 1, 2004	126,750
July 1, 1996	494,821	January 1, 2005	113,567
January 1, 1997	468,314	July 1, 2005	123,150
July 1, 1997	443,597	January 1, 2006	111,241
January 1, 1998	393,553	July 1, 2006	104,822
July 1, 1998	403,528	January 1, 2007	98,308
January 1, 1999	447,350	July 1, 2007	93,553
July 1, 1999	412,776	January 1, 2008	102,574
January 1, 2000	269,043	July 1, 2008	119,341
July 1, 2000	230,455	January 1, 2009	134,940
January 1, 2001	235,688	July 1, 2009	129,842
July 1, 2001	206,035	January 1, 2010	106,137
January 1, 2002	205,977	July 1, 2010	27,270
July 1, 2002	234,984	January 1, 2011	22,981

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 12 -                         APPROVAL OF ADVISORY CONTRACT (UNAUDITED):

At a special meeting of the Independent General Partners of the Fund held on December 7, 2010, the IGPs considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP.  In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the Advisory Agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The approval of the Advisory Agreement and the continuation of MGP as the Investment Adviser of the Fund is based upon the following findings as well as the specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interest of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below.

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long-term periods.  The services provided include investment research, portfolio management and trading.  The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception.  Furthermore, they do not use brokerage commissions to purchase third-party research.

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 12 -                         APPROVAL OF ADVISORY CONTRACT (UNAUDITED) (CONTINUED):

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group.  The IGPs also noted the use of a “highwater” mark in determining the profit threshold.  The IGPs reviewed the expense ratio of the Fund and determined it to be fair and reasonable as compared to the Fund’s peer group.  Although the administrative fee charged is below industry averages, the overall expense ratio has increased due to the reduction in the net assets of the Fund resulting from the exchange offer effective January 1, 2006 and the liquidating distributions paid pursuant to the current liquidation.

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there has been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale.  The IGPs noted that the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

In considering whether to approve the continuation of the Advisory Agreement, the IGPs did not weigh any one factor more than another.  They concluded that the approval of this agreement was in the best interest of the Fund.  The Advisory Agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2010 is Unaudited)

NOTE 13 -                         PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the SEC’s website at www.sec.gov.  Information as of June 30 each year will generally be available by the following August 31.

NOTE 14 -                         FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.                                Code of Ethics.

Not Applicable at this time.

Item 3.                                Audit Committee Financial Expert.

Not Applicable at this time.

Item 4.                                Principal Accountant Fees and Services.

Not Applicable at this time.

Item 5.                                Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                Schedule of Investments

The Fund made its final distribution on June 27, 2011 and no longer has any assets.

Item 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable at this time.

Item 8.	Portfolio Managers of Closed-End Management Investment Companie.

Not Applicable at this time.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.	Submission of Matters to a Vote of Security Holders.

On March 10, 2008, the Independent General Partners approved the submission to a vote of the partners of a proposal to liquidate and dissolve the Fund (the “Liquidation Proposal”).  On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of the Liquidation Proposal.  At various times subsequent to the vote to liquidate the Fund, liquidating distributions were made to the partners.  The final distribution was paid on June 27, 2011.  The following table summarizes the liquidating distributions approved and paid as of the dates indicated.

Date of IGP Meeting	Amount of Liquidating Distribution	Date of Payment	Percent of Net Assets at the Time

December 2, 2008	$24,000,000	December 8, 2008	85%
June 2, 2009	$ 2,700,000	June 4, 2009	65%
January 12, 2010	$ 1,300,000	January 15, 2010	75%
October 5, 2010	$ 900,000	October 12, 2010	50%
June 7, 2011	$ 1,028,912	June 27, 2011	100%

See Item 1, Reports to Stockholders, Note 1 –General, Liquidation and Dissolution for further discussion.

Item 11.	Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)           NOT APPLICABLE.

(a)(2)           CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b)           CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date:  August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: August 26, 2011

By:              _/s/ Rose M. Carling_
Rose M. Carling, Principal Financial Officer

Date: August 26, 2011